FAIR VALUE MEASUREMENTS, Assets Measured at Fair Value on Recurring Basis (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets: [Abstract]
Marketable securities held in Trust Account	$ 230,013,074	$ 230,011,254
Liabilities: [Abstract]
Warranty liability	$ 6,388,750	$ 13,365,500
Public Warrants [Member]
Warrants and Rights [Abstract]
Warrants outstanding	11,500,000	11,500,000
Private Placement Warrants [Member]
Warrants and Rights [Abstract]
Warrants outstanding	325,000	325,000
Level 1 [Member] | Recurring [Member]
Assets: [Abstract]
Marketable securities held in Trust Account	$ 230,013,074	$ 230,011,254
Level 1 [Member] | Public Warrants [Member] | Recurring [Member]
Liabilities: [Abstract]
Warranty liability	6,210,000	12,995,000
Level 3 [Member] | Private Placement Warrants [Member] | Recurring [Member]
Liabilities: [Abstract]
Warranty liability	$ 178,750	$ 370,500